Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Rental expense incurred	$ 37	$ 45	$ 60